Prepayments and Other Assets, Net - Schedule of Movement in the Allowance for Credit Losses Security Deposits (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movement in the Allowance for Credit Losses Security Deposits [Abstract]
Balance at the beginning of the period	¥ 32,035	¥ 71,278
Provision for the period	500	427
Receivables written off for the period	(500)
Balance at the end of the period	¥ 32,035	¥ 71,705